                      MERRILL LYNCH LIFE INSURANCE COMPANY

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        INVESTOR LIFE (DATED MAY 1, 2001)
                        INVESTOR LIFE PLUS (DATED MAY 1,
                         2001) ESTATE INVESTOR I (DATED
                         MAY 1, 2001) ESTATE INVESTOR II
                               (DATED MAY 1, 2001)
                        LEGACY POWER (DATED MAY 1, 2002)

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        PRIME PLAN I (DATED MAY 1, 1993)
                           PRIME PLAN II (DATED MAY 1,
                         1993) PRIME PLAN III (DATED MAY
                          1, 1993) PRIME PLAN IV (DATED
                                  MAY 1, 1998)
                           PRIME PLAN V (DATED MAY 1,
                           2003) PRIME PLAN VI (DATED
                                JANUARY 2, 1991)
                          PRIME PLAN 7 (DATED APRIL 30,
                        1991) PRIME PLAN INVESTOR (DATED
                                 APRIL 30, 1991)
                         DIRECTED LIFE (DATED JANUARY 2,
                          1991) DIRECTED LIFE 2 (DATED
                                 APRIL 30, 1991)

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                                PROSPECTUSES FOR
                       RETIREMENT PLUS (DATED MAY 1, 2003)
                      RETIREMENT POWER (DATED MAY 1, 2003)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2003)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
                  ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                             PROSPECTUSES FOR PRIME
                          PLAN I (DATED APRIL 30, 1991)
                      PRIME PLAN II (DATED APRIL 30, 1991)
                      PRIME PLAN III (DATED APRIL 30, 1991)
                      PRIME PLAN IV (DATED APRIL 30, 1991)
                      PRIME PLAN V (DATED JANUARY 2, 1991)
                      PRIME PLAN VI (DATED APRIL 30, 1991)
                       PRIMEPLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                      DIRECTED LIFE (DATED APRIL 30, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                        SUPPLEMENT DATED AUGUST 6, 2003
                                     TO THE
                                PROSPECTUSES FOR
                       RETIREMENT PLUS (DATED MAY 1, 2003)
                      RETIREMENT POWER (DATED MAY 1, 2003)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2003)


This supplement describes proposed changes to the investment options offered under your contract. Please retain this supplement with your contract prospectus for future reference.

On July 18, 2003, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("MLLICNY"), and the above noted separate accounts filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain portfolios of the MLIG Variable Insurance Trust (the "Replacement Portfolios") for shares of certain portfolios of the AllianceBernstein Variable Products Series Fund, Inc., the Delaware VIP Trust, and the MFS(R) Variable Insurance TrustSM (the "Substituted Portfolios").

More specifically, the effect of the proposed substitutions would be to replace the Substituted Portfolios with the Replacement Portfolios as investment options under your contract, as follows:*

================================================================================
       SUBSTITUTED PORTFOLIOS                    REPLACEMENT PORTFOLIOS
--------------------------------------------------------------------------------
Class A shares of the
AllianceBernstein Quasar Portfolio
of the AllianceBernstein Variable
Products Series Fund, Inc.
(Applicable to MLLIC Investor Life,
Investor Life Plus, Estate Investor
I, Estate Investor II, Prime Plan
I, Prime Plan II, Prime Plan III,
Prime Plan IV, Prime Plan V, Prime           Shares of the Roszel/Delaware Trend
Plan VI, Prime Plan 7, Prime Plan            Portfolio of the MLIG Variable
Investor, Directed Life, Directed            Insurance Trust
Life 2, and Retirement Plus; and
MLLICNY Prime Plan I, Prime Plan
II, Prime Plan III, Prime Plan IV,
Prime Plan V, Prime Plan VI, Prime
Plan 7, Prime Plan Investor,
Directed Life, Directed Life 2,
Investor Life, Investor Life Plus,
and Retirement Plus)
Standard Class shares of the
Delaware VIP Trend Series of the
Delaware VIP Trust (Applicable
to MLLIC Retirement Power,
Retirement Optimizer, and Legacy
Power; and MLLICNY Retirement
Power and Retirement Optimizer)
================================================================================


================================================================================
      SUBSTITUTED PORTFOLIOS                      REPLACEMENT PORTFOLIOS
--------------------------------------------------------------------------------
Initial Class shares of the MFS
Research Series of the MFS(R)
Variable Insurance TrustSM
(Applicable to MLLIC Investor Life,
Investor Life Plus, Estate Investor
I, Estate Investor II, Prime Plan
I, Prime Plan II, Prime Plan III,
Prime Plan IV, Prime Plan V, Prime
Plan VI, Prime Plan 7, Prime Plan
Investor, Directed Life, Directed            Shares of the Roszel/PIMCO CCM
Life 2, and Retirement Plus; and             Capital Appreciation Portfolio of
MLLICNY Prime Plan I, Prime Plan             the MLIG Variable Insurance Trust
II, Prime Plan III, Prime Plan IV,
Prime Plan V, Prime Plan VI, Prime
Plan 7, Prime Plan Investor,
Directed Life, Directed Life 2,
Investor Life, Investor Life Plus,
and Retirement Plus)
Initial Class shares of the MFS
Investors Trust Series of the MFS(R)
Variable Insurance TrustSM
(Applicable to MLLIC Retirement
Power, Retirement Optimizer, and
Legacy Power; and MLLICNY
Retirement Power and Retirement
Optimizer)
================================================================================

* Under certain MLLIC and MLLICNY contracts, subaccounts investing in the Substituted Portfolios were closed to the allocation of premium and contract value on May 1, 2003, and subaccounts investing in the Replacement Portfolios became available for the allocation of premium and contract value at that time. Under other MLLIC and MLLICNY contracts, investment divisions or subaccounts investing in the Substituted Portfolios will continue to be available for the allocation of premium and investment base or contract value, and investment divisions or subaccounts investing in the Replacement Portfolios will not be available, until the substitutions occur.

The proposed substitutions will not be carried out unless contract owners invested in the Substituted Portfolios as of a to-be-specified record date approve the substitutions. MLLIC and MLLICNY anticipate that, if SEC approval is granted, contract owner approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur sometime during the fourth quarter of 2003. To the extent required by law, approvals of the proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract owners invested in the Substituted Portfolios as of the record date will receive detailed information about the proposed substitutions.

MLLIC and MLLICNY propose to carry out the proposed substitutions by redeeming shares of the Substituted Portfolios and purchasing shares of the corresponding Replacement Portfolios. Any investment base or contract value that you have allocated to an investment division or subaccount investing in the Substituted Portfolio(s) on the date of the substitutions will, in effect, be transferred to an investment division or subaccount investing in the corresponding Replacement Portfolio(s). Currently, MLLIC and MLLICNY do not impose a charge for transfers or limit the number of transfers permitted each year (although they have reserved the right to charge for transfers in excess of a specified number and may refuse to make "market timing" transfers). From July 18, 2003 through 30 days following the date of the proposed substitutions, you may make one transfer of investment base or contract value from an investment division or subaccount investing in the Substituted Portfolio(s) (before the substitutions) or the Replacement Portfolio(s) (after the substitutions) to any other available investment division(s) or subaccount(s) without that transfer counting towards the number of transfers permitted should MLLIC and/or MLLICNY begin charging for or otherwise limiting transfers in the future. In addition, neither MLLIC nor MLLICNY will exercise any rights it may have under your contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.

The following discussion sets out brief information about the Replacement Portfolios. The Replacement Portfolios are described in more detail in their current prospectuses. All contract owners have received or will receive a current prospectus for each Replacement Portfolio prior to the substitutions. These prospectuses describe the Replacement Portfolios' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY REPLACEMENT PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. Additional copies of the MLIG Variable Insurance Trust's prospectus and statement of additional information, which include detailed information on each Replacement Portfolio, can be obtained directly from the Trust without charge by calling the MLIG Service Center at (800) 535-5549 or writing the MLIG Service Center at P.O. Box 44222, Jacksonville, FL 32231-4222.


ROSZEL/DELAWARE TREND PORTFOLIO OF THE MLIG VARIABLE INSURANCE TRUST

INVESTMENT OBJECTIVE.  To seek long-term capital appreciation.

INVESTMENT POLICIES. The portfolio invests at least 65% of total assets in small cap equities of companies believed to have potential for high earnings growth. The portfolio's investment adviser seeks small companies that offer substantial opportunities for long-term price appreciation because they are poised to benefit from changing and dominant social and political trends. The portfolio's investment adviser evaluates company management, product development and sales and earnings, and it seeks market leaders, strong product cycles, innovate concepts, and industry trends. Also considered are a company's price-to-earning ratio, estimated growth rates, market cap, and cash flows to determine the company's attractiveness. To reduce the risk of investing in small cap companies, the portfolio invests in a well-diversified portfolio of different stocks representing a wide array of industries. The portfolio uses the Russell 2500 Growth Index as a performance benchmark. The portfolio may invest up to 25% of total assets in foreign securities.

MANAGEMENT FEES AND ESTIMATED OTHER EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2003 (AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS) 1

--------------------------------------------------------------------------
Management Fees                                             0.85%
12b-1 Fees                                                  N/A
Other Expenses                                              0.97%
Total Operating Expenses                                    1.82%
Less Expense Waivers and Reimbursements                     (0.67%)
Net Operating Expenses                                      1.15%
--------------------------------------------------------------------------

ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO OF THE MLIG VARIABLE INSURANCE TRUST

INVESTMENT OBJECTIVE. To seek long-term capital appreciation.

INVESTMENT POLICIES. The portfolio invests at least 65% of total assets in large cap stocks of companies believed to potential for high earnings growth. These companies are generally well-established issuers with strong business franchises and favorable long-term growth prospects. The portfolio's investment adviser seeks to achieve a consistent, favorable balance of growth and value with stocks of companies in the Russell 1000 and the S&P 500 Indexes. In choosing companies to invest in, the portfolio's investment adviser first looks at dividend growth, earnings growth, relative growth of earnings over time, the company's history of meeting earnings targets, and price-to-earnings ratios and other ratios that reveal value. The most promising companies are then evaluated on the basis of management strength, competitiveness in their industries, business prospects, and profitability. The portfolio sells stocks when their price declines relative to other stocks invested in by the portfolio or to other companies in the same business industry or when the issuer's earnings decline. The portfolio may invest up to 10% of total assets in foreign securities. The portfolio uses the S&P 500 Index as a benchmark index.

MANAGEMENT FEES AND ESTIMATED OTHER EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2003 (AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS) 1

---------------------------------------------------------------------------
Management Fees                                              0.80%
12b-1 Fees                                                   N/A
Other Expenses                                               0.97%
Total Operating Expenses                                     1.77%
Less Expense Waivers and Reimbursements                      (0.67%)
Net Operating Expenses                                       1.10%
---------------------------------------------------------------------------

If you have any questions about the proposed substitutions, please contact your Financial Advisor or call or write the Service Center.

--------
1 MLIG Variable Insurance Trust has entered into an expense limitation arrangement with the investment adviser to the Replacement Portfolios whereby the investment adviser will reimburse the Replacement Portfolios to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed certain limits. The expense limitation agreement is effective through April 30, 2004, and is expected to continue from year to year, conditioned upon approval for continuance by the board of trustees of the MLIG Variable Insurance Trust.